Share - Based Payment - Summaries of All STI and LTI Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year		21,505,797	21,481,457
Granted during the fiscal year Number			10,000,000
Balance at end of the end fiscal year Number			21,505,797
Vested and exercisable at end of the fiscal year Number			0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year		49,417,818	108,964,706
Granted during the fiscal year Number			7,751,152
Exercised			(50,566,667)
Lapsed during the fiscal year Number			(16,731,373)
Balance at end of the end fiscal year Number			49,417,818
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | September 19, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.044
Balance at start of the fiscal year			2,757,353
Lapsed during the fiscal year Number			(2,757,353)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | September 19, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.044
Balance at start of the fiscal year			919,118
Lapsed during the fiscal year Number			(919,118)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 14, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.038
Balance at start of the fiscal year			9,191,177
Lapsed during the fiscal year Number			(9,191,177)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 14, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.040
Balance at start of the fiscal year			3,063,725
Lapsed during the fiscal year Number			(3,063,725)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.060
Balance at start of the fiscal year			600,000
Lapsed during the fiscal year Number			(600,000)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.061
Balance at start of the fiscal year			200,000
Lapsed during the fiscal year Number			(200,000)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | August 2, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.020
Balance at start of the fiscal year			3,900,000
Exercised			(3,900,000)
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 17, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.024
Balance at start of the fiscal year		16,666,666	33,333,333
Exercised			(16,666,667)
Balance at end of the end fiscal year Number			16,666,666
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.023
Balance at start of the fiscal year		5,000,000	15,000,000
Exercised			(10,000,000)
Balance at end of the end fiscal year Number			5,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 29, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.023
Balance at start of the fiscal year		20,000,000	40,000,000
Exercised			(20,000,000)
Balance at end of the end fiscal year Number			20,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2018 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares			$ 0.047
Balance at start of the fiscal year		7,751,152
Granted during the fiscal year Number			7,751,152
Balance at end of the end fiscal year Number			7,751,152
Share consolidation adjustment [member]
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year	2,700,291	2,150,581
Granted during the fiscal year Number	1,350,000	1,500,000
Balance at end of the end fiscal year Number	3,100,000	2,700,291	2,150,581
Vested and exercisable at end of the fiscal year Number	0	0
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the fiscal year	11,837,560	4,941,786
Granted during the fiscal year Number	263,502	10,950,000
Exercised	(4,537,560)	(4,054,226)
Balance at end of the end fiscal year Number	7,563,502	11,837,560	4,941,786
Vested and exercisable at end of the fiscal year Number	0	0	0
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 17, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.240
Balance at start of the fiscal year		1,666,667
Exercised		(1,666,667)
Balance at end of the end fiscal year Number			1,666,667
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.230	$ 0.230
Balance at start of the fiscal year	500,000	500,000
Exercised	(500,000)
Balance at end of the end fiscal year Number	0	500,000	500,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 29, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares		$ 0.230
Balance at start of the fiscal year		2,000,001
Exercised		(2,000,001)
Balance at end of the end fiscal year Number			2,000,001
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2018 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.470	$ 0.470
Balance at start of the fiscal year	387,560	775,118
Exercised	(387,560)	(387,558)
Balance at end of the end fiscal year Number	0	387,560	775,118
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 3, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.260	$ 0.260
Balance at start of the fiscal year	4,500,000
Granted during the fiscal year Number		4,500,000
Exercised	(1,500,000)
Balance at end of the end fiscal year Number	3,000,000	4,500,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 1, 2019 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.280	$ 0.280
Balance at start of the fiscal year	3,600,000
Granted during the fiscal year Number		3,600,000
Exercised	(1,200,000)
Balance at end of the end fiscal year Number	2,400,000	3,600,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | January 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.260	$ 0.260
Balance at start of the fiscal year	2,850,000
Granted during the fiscal year Number		2,850,000
Exercised	(950,000)
Balance at end of the end fiscal year Number	1,900,000	2,850,000
Share consolidation adjustment [member] | Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2020 [member]
Disclosure of other equity instruments [line items]
Fair value | $ / shares	$ 0.235
Granted during the fiscal year Number	263,502
Balance at end of the end fiscal year Number	263,502